SHARE-BASED PAYMENTS (Details)	1 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2022 USD ($) shares	May 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($) installment $ / shares
Stock Options | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options on date of grant in U.S. dollars in thousands				$ 13,000
Stock Options | 2022 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares				$ 1.67
Expected volatility				66.94%
Risk free interest rate				1.73%
Stock Options | 2022 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares				$ 2.45
Expected volatility				67.21%
Risk free interest rate				1.78%
Stock Options | 2022 | Vesting, services exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period				1 year
Number of equal quarterly vesting installments | installment				16
Vesting period				4 years
Stock Options | 2022 | Vesting, services not exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period				1 year
Vesting period				1 year
Option term				10 years
Stock Options | 2022 | Vesting, one year following grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				25.00%
Stock Options | January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares				$ 2.45
Fair value of options on date of grant in U.S. dollars in thousands				$ 7,000
Stock Options | March 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares				$ 1.67
Fair value of options on date of grant in U.S. dollars in thousands				$ 6,000
RSUs | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted				4,395,000
Fair value of options on date of grant in U.S. dollars in thousands	$ 100,000	$ 100,000		$ 7,854,000
Number of equal quarterly vesting installments | installment				12
Vesting period				3 years
Shares approved for grant | shares	165,000	140,000
RSUs | 2022 | Vesting, one year following grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				1 year
Vesting percentage				50.00%
RSUs | 2022 | Vesting, two years following grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				2 years
Vesting percentage				50.00%
RSUs | January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted				2,060,500
Fair value of options on date of grant in U.S. dollars in thousands				$ 5,712,000
RSUs | March 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted				96,000
Fair value of options on date of grant in U.S. dollars in thousands				$ 160,000
RSUs | April 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted				35,000
Fair value of options on date of grant in U.S. dollars in thousands				$ 87,000
RSUs | June 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted				2,203,500
Fair value of options on date of grant in U.S. dollars in thousands				$ 1,895,000
Stock Options and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares forfeited			1,000,000	1,000,000
Shares forfeited, reversed expenses			$ 1,700,000	$ 1,700,000
According to the Award Plan of the Company | Stock Options | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				11,000
According to the Award Plan of the Company | Stock Options | January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				5,000
According to the Award Plan of the Company | Stock Options | March 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				6,000
According to the Award Plan of the Company | RSUs | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted				4,090,000
According to the Award Plan of the Company | RSUs | January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted				1,920,500
According to the Award Plan of the Company | RSUs | March 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted				96,000
According to the Award Plan of the Company | RSUs | April 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted				35,000
According to the Award Plan of the Company | RSUs | June 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted				2,038,500
To directors | RSUs | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted				305,000
To directors | RSUs | January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted				140,000
To directors | RSUs | June 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted				165,000